BLACKROCK MUNICIPAL BOND FUND, INC.
BlackRock National Municipal Fund
(the “Fund”)

Supplement dated September 3, 2014
to the Fund’s Prospectus and Summary Prospectus, each dated October 28, 2013

Effective September 1, 2014, the following changes are made to the Fund’s Prospectus and Summary Prospectus:

The section of the Fund’s Prospectus entitled “Fund Overview — Key Facts About BlackRock National Municipal Fund — Performance Information” and the section of the Fund’s Summary Prospectus entitled “Key Facts About BlackRock National Municipal Fund — Performance Information” are supplemented as follows:

The Custom National Index is added as a performance benchmark against which the Fund measures its performance. The Custom National Index is a customized benchmark that reflects the returns of the S&P® Municipal Bond Index for periods prior to January 1, 2013, and the returns of only those bonds in the S&P® Municipal Bond Index that have maturities greater than 5 years for periods subsequent to January 1, 2013. Fund management believes that the addition of this performance benchmark more accurately reflects the investment strategy of the Fund. The Fund will continue to use the S&P® Municipal Bond Index as its primary performance benchmark.

For the one-, five- and ten-year periods ended December 31, 2012, the average annual total returns for the Custom National Index were 7.42%, 5.78% and 5.19%, respectively.